Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (10-K) - Coastal Pride Company, Inc [Member] - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Allowance for doubtful accounts	$ 4,253	$ 1,364
Accrued Commissions/ Bonuses	13,098	14,362
Tax Depreciation in Excess of Book	(501)	(1,106)
Prepaid Insurance	(2,860)	(2,647)
Change in valuation allowance
Net deferred tax assets	$ 13,990	$ 11,973